EATON VANCE FLOATING-RATE ADVANTAGE FUND Supplement to Summary Prospectus dated March 1, 2010

Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at
purchase or redemption)	None	None	3.00%	1.00%	None

December 3, 2010	4906-12/10	FRASPS

EATON VANCE FLOATING-RATE & HIGH INCOME FUND Supplement to Summary Prospectus dated March 1, 2010

Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at
purchase or redemption)	None	None	5.00%	1.00%	None

December 3, 2010	4908-12/10	FRHISPS

EATON VANCE FLOATING-RATE FUND Supplement to Summary Prospectus dated March 1, 2010

Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at
purchase or redemption)	None	None	5.00%	1.00%	None

December 3, 2010	4907-12/10	FRSPS

EATON VANCE HIGH INCOME OPPORTUNITIES FUND Supplement to Summary Prospectus dated March 1, 2010

Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

December 3, 2010	4905-12/10	HIOSPS

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND Supplement to Summary Prospectus dated March 31, 2010

1. Effective November 1, 2010, Eaton Vance Structured International Equity Fund changed its name to Eaton Vance Parametric Structured International Equity Fund.

2. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

December 3, 2010	4903-12/10	SIESPS

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND Supplement to Summary Prospectus dated March 1, 2010

1. Effective November 1, 2010, Eaton Vance Structured Emerging Markets Fund changed its name to Eaton Vance Parametric Structured Emerging Markets Fund.

2. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

December 3, 2010	4904-12/10	SEMSPS

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND Supplement to Summary Prospectus dated March 1, 2010

Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee. As a result, the following replaces the "Shareholder Fees" table under "Fees and Expenses of the Fund":

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

December 3, 2010	4910-12/10	TMIESPS